GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS - Finite-Lived Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
Finite-Lived Intangible Assets
Gross Carrying Amount	$ 549.0	$ 425.7
Accumulated Amortization	346.3	320.0
Net Carrying Amount	202.7	105.7
Amortization expense on finite-lived intangible assets from business acquisition	19.9	13.5	$ 15.2
Customer relationships
Finite-Lived Intangible Assets
Gross Carrying Amount	373.3	319.5
Accumulated Amortization	254.1	238.7
Net Carrying Amount	119.2	80.8
Patented and other developed technology
Finite-Lived Intangible Assets
Gross Carrying Amount	147.3	81.7
Accumulated Amortization	69.8	61.3
Net Carrying Amount	77.5	20.4
Trade names and trademarks
Finite-Lived Intangible Assets
Gross Carrying Amount	28.2	24.3
Accumulated Amortization	22.2	19.8
Net Carrying Amount	6.0	4.5
Other intangibles
Finite-Lived Intangible Assets
Gross Carrying Amount	0.2	0.2
Accumulated Amortization	0.2	0.2
Net Carrying Amount	$ 0.0	$ 0.0